UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard Massachusetts Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	11/30/2018	5/31/2019	Period

Based on Actual Fund Return	$1,000.00	$1,070.63	$0.67
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Massachusetts Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	3.7%
1 - 3 Years	3.4
3 - 5 Years	2.0
5 - 10 Years	8.6
10 - 20 Years	42.6
20 - 30 Years	37.1
Over 30 Years	2.6

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Massachusetts (99.5%)
Andover MA GO	4.000%	11/15/30	530	624
Andover MA GO	4.000%	11/15/31	535	626
Andover MA GO	4.000%	11/15/32	545	633
Andover MA GO	4.000%	11/15/33	560	646
Andover MA GO	4.000%	11/15/34	455	521
Andover MA GO	4.000%	11/15/35	465	529
Andover MA GO	4.000%	11/15/43	1,810	1,989
Andover MA GO	4.000%	11/15/48	1,650	1,801
Arlington MA GO	5.000%	12/1/28	1,535	1,967
Arlington MA GO	5.000%	12/1/29	1,535	1,951
Arlington MA GO	4.000%	12/1/30	620	730
Arlington MA GO	3.000%	12/1/37	170	173
Attleboro MA GO	3.000%	2/15/32	605	621
Attleboro MA GO	4.000%	2/15/49	4,000	4,320
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/26	475	577
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/27	350	432
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/28	400	490
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/29	420	513
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/30	450	545
Beverly MA GO	4.000%	10/15/28	1,095	1,277
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/40	895	973
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/41	900	976
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/43	1,025	1,110
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/44	665	720
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/45	1,095	1,179
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/46	895	963
Boston MA GO	5.000%	5/1/27	10	13
Boston MA GO	4.000%	3/1/29	1,200	1,311
Boston MA GO	5.000%	3/1/32	5,065	6,500

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Boston MA GO	5.000%	5/1/35		4,000	4,978
	Boston MA GO	5.000%	3/1/36		2,155	2,719
	Boston MA GO	5.000%	3/1/37		5,885	7,398
	Boston MA GO	5.000%	5/1/38		1,780	2,195
	Boston MA Housing Authority Revenue	5.000%	4/1/23	(4)	1,985	1,991
	Boston MA Housing Authority Revenue	5.000%	4/1/25	(4)	5,405	5,420
	Bourne MA GO	4.000%	11/15/29		865	1,003
	Bourne MA GO	4.000%	11/15/30		530	609
	Bourne MA GO	4.000%	11/15/32		665	756
	Bourne MA GO	4.000%	11/15/34		805	905
	Bourne MA GO	4.000%	11/15/35		805	899
1	Braintree MA GO	3.000%	6/1/33		1,865	1,922
1	Braintree MA GO	3.000%	6/1/34		1,910	1,957
	Cambridge MA GO	5.000%	2/15/30		1,845	2,404
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/31		485	558
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/32		2,060	2,361
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/33		1,665	1,896
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/34		2,235	2,536
	Douglas MA GO	4.000%	2/15/30		1,170	1,315
	Douglas MA GO	4.000%	2/15/31		815	907
	Douglas MA GO	4.000%	2/15/32		1,220	1,348
	Easthampton MA GO	4.000%	6/1/29		1,895	2,225
	Easthampton MA GO	4.000%	6/1/30		2,130	2,476
	Easthampton MA GO	3.000%	6/1/37		2,080	2,111
	Easthampton MA GO	3.000%	6/1/38		2,200	2,227
	Easthampton MA GO	3.000%	6/1/39		1,025	1,035
	Framingham MA GO	4.000%	12/1/33		1,010	1,151
	Holyoke MA GO	5.000%	9/1/30		1,690	1,865
	Lexington MA GO	3.625%	2/1/49		6,025	6,327
	Lincoln MA GO	3.125%	3/1/37		2,180	2,241
	Lincoln MA GO	3.250%	3/1/40		2,980	3,077
	Longmeadow MA GO	3.250%	4/1/35		1,105	1,146
	Longmeadow MA GO	3.500%	4/1/39		1,130	1,171
	Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/31		2,285	3,098
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/41		7,705	8,412
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30		9,075	12,181
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32		2,870	3,183
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32		2,900	3,968
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33		4,500	6,028
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33		10,000	13,851
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		1,980	2,163

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		3,000	3,277
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35		1,090	1,323
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38		280	337
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39		1,045	1,255
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		3,500	4,192
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		1,525	1,767
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		5,000	5,964
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43		1,680	2,003
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46		5,000	5,948
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46		3,815	4,539
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.400%	6/7/19		8,800	8,800
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/26		2,875	3,275
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29		2,000	2,275
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32		2,500	2,821
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28		4,500	5,807
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29		2,940	3,565
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29		3,545	4,651
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30		7,460	8,588
Massachusetts Clean Water Trust Revenue	5.000%	2/1/32		3,000	3,441
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35		3,000	3,423
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45		3,385	3,817
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,030	1,133
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,400	1,541
Massachusetts College Building Authority Revenue	5.000%	5/1/27		1,200	1,350
Massachusetts College Building Authority Revenue	4.000%	5/1/29		2,015	2,259
Massachusetts College Building Authority Revenue	4.000%	5/1/30		730	862
Massachusetts College Building Authority Revenue	5.000%	5/1/30		1,090	1,188
Massachusetts College Building Authority Revenue	4.000%	5/1/31		855	998
Massachusetts College Building Authority Revenue	5.000%	5/1/31		2,000	2,287
Massachusetts College Building Authority Revenue	5.000%	5/1/31		910	1,067

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts College Building Authority Revenue	4.000%	5/1/32		3,435	3,911
	Massachusetts College Building Authority Revenue	4.000%	5/1/34		675	756
	Massachusetts College Building Authority Revenue	5.000%	5/1/34		3,375	3,930
	Massachusetts College Building Authority Revenue	5.000%	5/1/36		2,995	3,237
	Massachusetts College Building Authority Revenue	4.000%	5/1/37		775	854
	Massachusetts College Building Authority Revenue	5.000%	5/1/39		3,000	3,371
	Massachusetts College Building Authority Revenue	4.000%	5/1/40		4,475	4,896
	Massachusetts College Building Authority Revenue	5.000%	5/1/41		3,600	3,877
	Massachusetts College Building Authority Revenue	3.000%	5/1/42		485	485
	Massachusetts College Building Authority Revenue	5.000%	5/1/43		3,285	3,536
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24		1,500	1,733
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		285	291
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		4,105	5,101
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/28		1,010	1,279
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/30		1,000	1,278
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/31		1,000	1,268
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		6,620	6,745
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/37		1,000	1,236
	Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/36		5,130	5,731
	Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/41		10	11
	Massachusetts Development Finance Agency Revenue	6.000%	7/1/23	(Prere.)	2,215	2,601
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/24		475	548
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/25		3,105	3,721
	Massachusetts Development Finance Agency Revenue	6.000%	1/1/33		2,190	2,447
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/38		385	453
1	Massachusetts Development Finance Agency Revenue (Atrius Health)	5.000%	6/1/39		5,355	6,314

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Massachusetts Development Finance Agency Revenue (Atrius Health)	4.000%	6/1/49		7,750	8,148
	Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34		1,500	1,680
	Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		15	17
	Massachusetts Development Finance Agency Revenue (Bentley University)	4.000%	7/1/35		25	27
	Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		35	43
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/28		1,250	1,339
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/29		1,500	1,606
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/30		1,430	1,530
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/31		1,250	1,336
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/42		3,000	3,569
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	4.000%	7/1/19		395	396
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/20		500	517
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		350	372
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22		850	929
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	470	518
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	2,995	3,303
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23		500	551
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		715	819
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24		1,610	1,775
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		500	584
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/26		1,175	1,293
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/27		3,960	4,659
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/28		535	636
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		3,100	3,618
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		2,555	2,770
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		600	709
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		2,450	2,844

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		1,755	2,062
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,000	3,452
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35		1,050	1,198
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37		1,000	1,134
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44		4,000	4,418
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/29	(2)	1,400	1,817
	Massachusetts Development Finance Agency Revenue (Boston University)	5.375%	5/15/39		1,575	2,023
	Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		3,000	3,211
	Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/48		5,000	5,566
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/59	(10)	6,075	7,933
2	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.480%	6/7/19	LOC	5,200	5,200
	Massachusetts Development Finance Agency Revenue (Boston University) VRDO	2.100%	6/3/19	LOC	6,000	6,000
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	5.250%	4/1/21	(Prere.)	4,095	4,378
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/41		8,000	8,796
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		490	508
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		1,755	1,916
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		3,205	3,780
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		770	919
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		2,500	2,974
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		1,000	1,138
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,000	1,135
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		1,000	1,143
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,000	1,140
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		5,000	5,801
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		5,045	5,822
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		2,845	3,283
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		5,000	5,725

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.250%	12/1/25		600	611
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.625%	12/1/30		550	560
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/34		2,440	2,810
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/46		4,000	4,490
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35		5,210	6,052
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41		6,125	7,101
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/38		2,815	3,243
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/54		10,000	11,244
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	(Prere.)	5,460	5,573
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	(Prere.)	540	551
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23		375	415
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		990	1,121
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25		1,905	2,202
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/28		1,825	2,089
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/29		3,725	4,490
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/36		3,670	4,285
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/40		3,125	3,605
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		5,960	6,573
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		1,700	1,957
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		4,330	4,891
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		750	871
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/36		2,420	2,749
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		8,060	9,049
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/29		750	867
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/30		10,000	12,250

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33	12,310	14,927
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34	2,000	2,418
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/36	29,015	32,575
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36	4,460	6,063
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40	2,000	2,778
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	800	829
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	200	229
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	57
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	1,969
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,960	13,309
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38	1,000	1,090
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46	3,000	3,267
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,193
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	6,030	6,520
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/26	1,380	1,572
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/31	400	469
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/32	300	351
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/37	450	519
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/32	2,105	2,234
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	400	446
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/42	500	555
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.250%	7/1/42	2,145	2,277
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	1,675	1,822
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/47	6,700	7,400
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,091
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,830	6,349
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	9,200	9,984

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/29		3,250	3,582
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/30		1,750	1,926
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/32		950	1,086
	Massachusetts Development Finance Agency Revenue (Northeastern University)	5.250%	3/1/37		20	23
	Massachusetts Development Finance Agency Revenue (Olin College)	5.000%	11/1/38		6,000	6,720
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.375%	7/1/20	(Prere.)	4,000	4,163
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	(Prere.)	3,980	4,259
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	(Prere.)	2,935	3,141
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/25		820	983
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		2,000	2,253
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/29		6,000	7,282
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		1,500	1,679
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		3,520	4,379
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/31		3,755	4,645
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/32		8,000	8,867
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/35		3,500	3,901
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/36		5,000	5,555
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/36		20	21
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/39		8,750	9,685
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/40		3,000	3,430
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/41		10,710	11,731
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/45		3,775	4,302
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		5,000	5,775
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		2,030	2,386
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		10,000	11,774
	Massachusetts Development Finance Agency Revenue (Phillips Academy)	5.000%	9/1/43		8,295	9,258

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	500	540
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/35	2,300	2,465
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/27	1,000	1,170
Massachusetts Development Finance Agency Revenue (Simmons College)	5.500%	10/1/28	1,000	1,146
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/29	1,820	2,112
Massachusetts Development Finance Agency Revenue (Simmons College)	5.125%	10/1/33	2,000	2,218
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/36	2,250	2,545
Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/39	3,000	3,318
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	1,010
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,764
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	3,000	3,399
Massachusetts Development Finance Agency Revenue (Southcoast Health System Obligated Group)	5.000%	7/1/27	1,550	1,736
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/34	1,030	1,206
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/35	2,000	2,338
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	4.000%	7/1/41	4,000	4,333
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,035
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,571
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	2,380	2,601
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	300	343
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/26	300	356
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	850	1,022
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	150	181
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/28	525	639
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29	2,095	2,490

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		500	615
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/30		3,000	3,106
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33		1,500	1,750
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/34		2,000	2,325
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/35		1,160	1,344
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/36		1,000	1,154
Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/39		1,975	2,072
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.750%	7/1/39		710	712
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40		3,415	3,519
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.250%	1/1/21	(Prere.)	1,420	1,524
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	510	551
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	350	378
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,195	1,294
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	805	871
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,700	2,937
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	1,800	1,958
Massachusetts Development Finance Agency Revenue (Tufts University)	5.000%	8/15/38		1,045	1,209
Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/25		2,690	3,110
Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/48		1,885	2,098
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/21	(Prere.)	5,220	5,639
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/23		705	789
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/27		1,630	1,975
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/28		3,000	3,620
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29		45	53

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29		1,000	1,198
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/30		2,470	2,940
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/31		1,000	1,171
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/31		280	300
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/32		1,200	1,399
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/38		3,000	3,425
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/44		1,300	1,480
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		250	258
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		540	574
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		2,750	2,932
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/31		1,000	1,165
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/41		700	793
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/46		5,185	5,855
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/29		500	641
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/30		665	846
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42		2,000	2,195
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology Inc.)	5.000%	10/1/46		4,250	4,774
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/24		185	213
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/45		2,470	2,739
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		8,970	10,325
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/29		505	630
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/32	(12)	1,630	1,145
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,500	1,702

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/33	(12)	3,290	2,217
	Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,510	1,709
	Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/34		1,000	1,128
	Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/35		1,500	1,686
	Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/35		1,720	2,028
	Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/36		1,000	1,176
	Massachusetts Development Finance Agency Revenue (Wheaton College)	5.000%	1/1/53		1,105	1,267
	Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/29		1,090	1,372
	Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/30		1,000	1,251
	Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/33		3,000	3,604
	Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34		2,390	2,861
	Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/38		4,000	4,482
	Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/46		325	384
	Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50		2,650	2,867
	Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/34		1,295	1,413
	Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		6,470	7,035
	Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		1,000	1,087
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/22	(Prere.)	3,025	3,346
	Massachusetts GO	4.000%	12/1/19	(Prere.)	5,000	5,063
	Massachusetts GO	5.250%	8/1/20		875	914
	Massachusetts GO	5.000%	8/1/21	(Prere.)	6,500	6,989
	Massachusetts GO	5.250%	8/1/21		580	627
	Massachusetts GO	5.250%	8/1/21	(4)	695	752
	Massachusetts GO	5.000%	10/1/21		10,000	10,820
	Massachusetts GO	5.000%	7/1/22	(Prere.)	9,010	9,980
	Massachusetts GO	5.000%	9/1/22	(Prere.)	2,245	2,496
	Massachusetts GO	5.000%	9/1/22	(Prere.)	1,460	1,626
	Massachusetts GO	5.000%	7/1/23		690	788
1	Massachusetts GO	5.000%	7/1/24		8,020	9,421
	Massachusetts GO	5.000%	7/1/26		835	1,028
	Massachusetts GO	5.000%	7/1/26		1,210	1,489
	Massachusetts GO	5.000%	7/1/26		1,740	2,142
	Massachusetts GO	5.000%	7/1/28		3,880	4,970
	Massachusetts GO	5.000%	7/1/28		4,000	5,124
	Massachusetts GO	5.000%	7/1/28		10,805	13,226
	Massachusetts GO	4.000%	11/1/29		2,105	2,270
	Massachusetts GO	5.000%	7/1/30		570	691

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts GO	5.500%	8/1/30	(2)	7,000	9,408
	Massachusetts GO	5.000%	5/1/32		3,000	3,447
	Massachusetts GO	5.000%	7/1/32		3,460	4,155
	Massachusetts GO	5.000%	7/1/32		4,480	5,276
	Massachusetts GO	4.000%	8/1/32		5,000	5,222
	Massachusetts GO	4.000%	12/1/32		3,700	3,888
	Massachusetts GO	4.000%	4/1/33		12,835	13,314
	Massachusetts GO	5.000%	5/1/33		3,000	3,443
	Massachusetts GO	5.000%	7/1/33		5,265	6,310
	Massachusetts GO	4.500%	7/1/34		16,170	18,500
	Massachusetts GO	5.000%	7/1/34		5,035	6,015
	Massachusetts GO	4.000%	9/1/34		3,000	3,324
	Massachusetts GO	5.000%	12/1/34		13,030	15,686
	Massachusetts GO	4.000%	4/1/35		5,010	5,484
	Massachusetts GO	4.000%	5/1/35		5,000	5,333
	Massachusetts GO	5.000%	7/1/35		4,095	4,790
	Massachusetts GO	5.000%	7/1/35		5,000	5,957
	Massachusetts GO	3.000%	11/1/35		2,875	2,922
	Massachusetts GO	5.000%	8/1/36		9,100	9,715
	Massachusetts GO	5.000%	12/1/36		3,070	3,675
	Massachusetts GO	5.000%	7/1/37		500	582
	Massachusetts GO	5.000%	7/1/38		5,015	5,930
1	Massachusetts GO	5.000%	12/1/38		11,020	13,128
	Massachusetts GO	4.000%	12/1/39		500	546
	Massachusetts GO	5.000%	1/1/40		1,540	1,847
	Massachusetts GO	4.000%	5/1/40		5,000	5,507
	Massachusetts GO	5.000%	7/1/40		8,000	9,265
	Massachusetts GO	5.000%	3/1/41		8,000	9,043
	Massachusetts GO	5.000%	4/1/42		8,650	10,199
	Massachusetts GO	5.250%	4/1/42		3,000	3,621
	Massachusetts GO	4.000%	5/1/42		1,715	1,879
	Massachusetts GO	4.000%	9/1/42		2,800	3,039
	Massachusetts GO	5.000%	1/1/43		3,680	4,390
	Massachusetts GO	4.000%	2/1/43		6,250	6,791
	Massachusetts GO	4.000%	6/1/43		5,000	5,172
	Massachusetts GO	4.500%	8/1/43		3,705	3,904
	Massachusetts GO	4.500%	12/1/43		15,270	16,214
	Massachusetts GO	5.250%	1/1/44		6,570	8,159
	Massachusetts GO	4.000%	2/1/44		6,140	6,668
	Massachusetts GO	5.000%	11/1/44		5,000	5,941
	Massachusetts GO	4.000%	12/1/44		8,350	9,073
	Massachusetts GO	5.000%	7/1/45		2,000	2,307
	Massachusetts GO	5.000%	11/1/45		10,825	12,844
	Massachusetts GO	4.000%	12/1/45		8,505	9,236
	Massachusetts GO	4.000%	2/1/46		5,000	5,423
	Massachusetts GO	5.000%	3/1/46		4,905	5,535
	Massachusetts GO	3.000%	9/1/46		6,000	5,940
	Massachusetts GO	5.000%	4/1/47		5,430	6,371
	Massachusetts GO	5.250%	4/1/47		7,000	8,408
	Massachusetts GO	5.000%	1/1/49		5,000	6,024
	Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center)	5.500%	7/1/19	(Prere.)	75	75
	Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center)	5.750%	7/1/19	(Prere.)	280	281

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/35		1,730	2,378
	Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital)	5.500%	12/1/19	(Prere.)	4,000	4,079
	Massachusetts Health & Educational Facilities Authority Revenue (Lowell General Hospital)	5.125%	7/1/35		215	222
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/30		3,010	4,065
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		150	209
	Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	1.350%	6/7/19		10,220	10,220
	Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	2.190%	6/3/19		13,200	13,200
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/32		1,000	1,098
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.250%	7/1/19	(Prere.)	10,000	10,029
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.400%	6/7/19	LOC	400	400
	Massachusetts Health & Educational Facilities Authority Revenue (South Coast Health System)	5.000%	7/1/39		6,160	6,177
	Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	2.040%	6/3/19		200	200
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		125	129
	Massachusetts Health & Educational Facilities Authority Revenue (Winchester Hospital)	5.250%	7/1/38		2,840	2,942
1	Massachusetts Housing Finance Agency Revenue	3.250%	12/1/32		3,000	3,104
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/38		445	480
	Massachusetts Housing Finance Agency Revenue	3.900%	12/1/42		500	524
	Massachusetts Housing Finance Agency Revenue	5.000%	12/1/43		750	806
	Massachusetts Housing Finance Agency Revenue	4.500%	12/1/48		2,825	3,088
	Massachusetts Housing Finance Agency Revenue	4.450%	12/1/58		1,000	1,078
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.800%	12/1/37		1,400	1,484
	Massachusetts Housing Finance Agency Single Family Housing Revenue	2.650%	12/1/41		1,360	1,368
	Massachusetts Housing Finance Agency Single Family Housing Revenue	2.750%	12/1/41		365	367
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		675	699

Massachusetts Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/43	1,510	1,563
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	1,425	1,473
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	870	907
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.200%	6/1/46	715	761
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/48	5,000	5,349
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.050%	12/1/52	4,490	4,714
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	1,000	1,000
	Massachusetts Housing Finance Agency Single Family Housing Revenue VRDO	1.420%	6/7/19	3,300	3,300
	Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,976
	Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,094
	Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,427
	Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,756
	Massachusetts Port Authority Revenue	5.000%	7/1/37	980	1,160
	Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,937
1	Massachusetts Port Authority Revenue	5.000%	7/1/40	10,000	10,356
	Massachusetts Port Authority Revenue	5.000%	7/1/44	9,605	10,954
	Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,556
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	8,035
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,950
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,886
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,746
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	3,000	3,561
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,563
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,446
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,704
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	7,065	8,542
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,371
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,834
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	1,615	1,900
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	13,590	14,725
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,778

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/35		2,500	3,018
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		2,500	2,829
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/36		3,180	3,828
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37		2,300	2,597
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		5,000	5,854
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/37		5,000	5,883
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/38		750	846
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/38		2,660	2,954
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/39		12,095	14,459
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/42		70	82
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43		2,500	2,732
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/45		4,430	5,165
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		3,175	3,771
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		3,060	3,720
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		5,010	6,091
	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/48		6,010	7,201
2	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program) TOB VRDO	1.450%	6/7/19		4,495	4,495
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	5,000	5,352
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	2,750	2,944
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	20	21
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/37		1,960	2,019
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/44		3,260	3,676
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/45		4,000	4,316
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		10,000	10,783
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/30		1,700	1,977
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/31		1,500	1,738

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/32		2,000	2,312
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/34		3,325	3,829
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/40		10,810	12,538
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		7,805	9,152
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		7,300	7,810
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/45		5,640	6,516
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	3,000	2,972
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/25	(14)	5,035	4,527
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/28	(14)	6,835	5,667
1	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22		145	161
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/27		8,020	9,403
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/29		1,520	2,023
	Massachusetts Water Pollution Abatement Trust Revenue	5.750%	8/1/29		190	191
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	180	193
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/22		1,980	2,202
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/27		3,040	3,760
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/28		800	989
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/29		1,070	1,344
	Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	1,175	1,609
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		1,000	1,198
	Massachusetts Water Resources Authority Revenue	5.250%	8/1/35	(4)	8,000	11,328
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		7,325	8,064
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/36		2,710	3,027
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		4,230	5,012
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		1,885	2,233
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/42		7,000	7,648
	Massachusetts Water Resources Authority Revenue	5.250%	8/1/42		10,000	10,773

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Water Resources Authority Revenue	5.000%	8/1/44		8,000	9,119
Massachusetts Water Resources Authority Revenue	5.000%	8/1/44		5,000	6,140
Massachusetts Water Resources Authority Revenue VRDO	1.440%	6/7/19		12,655	12,655
Massachusetts Water Resources Authority Revenue VRDO	1.360%	6/7/19		800	800
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		7,000	7,487
Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/48		4,055	4,385
Nantucket MA GO	4.000%	7/15/34		1,045	1,193
Nantucket MA GO	4.000%	7/15/35		1,085	1,230
Natick MA GO	4.000%	7/15/30		4,580	5,369
Natick MA GO	4.000%	7/15/31		4,760	5,550
Natick MA GO	4.000%	7/15/32		4,890	5,655
Needham MA GO	3.000%	7/15/35		765	784
New Bedford MA GO	3.000%	3/1/34		335	343
New Bedford MA GO	3.000%	3/1/35		395	403
New Bedford MA GO	3.000%	3/1/37		835	845
New Bedford MA GO	3.250%	3/1/44		1,485	1,504
Plymouth MA GO	3.250%	5/1/34		460	482
Randolph MA GO	3.125%	9/15/32		1,065	1,105
Randolph MA GO	3.125%	9/15/33		1,350	1,396
Randolph MA GO	3.375%	9/15/35		830	865
Randolph MA GO	3.375%	9/15/36		1,335	1,387
Rowley MA GO	3.500%	7/15/43		2,625	2,736
Saugus MA GO	3.500%	3/1/46		2,095	2,177
Springfield MA GO	5.000%	3/1/28		220	279
Springfield MA GO	5.000%	3/1/29		545	688
Springfield MA GO	5.000%	3/1/30		905	1,136
Springfield MA GO	4.000%	3/1/31		1,250	1,428
Springfield MA GO	4.000%	3/1/32		1,285	1,456
Springfield MA GO	4.000%	3/1/44		2,950	3,231
Springfield MA GO	3.500%	3/1/47	(4)	1,750	1,810
Stoughton MA GO	4.000%	10/15/31		3,865	4,440
Stoughton MA GO	3.000%	10/15/32		1,920	1,985
Stoughton MA GO	3.000%	10/15/35		370	379
University of Massachusetts Building Authority Revenue	5.000%	11/1/31		2,500	2,981
University of Massachusetts Building Authority Revenue	5.000%	11/1/32		4,060	4,832
University of Massachusetts Building Authority Revenue	5.000%	11/1/35		5,460	6,669
University of Massachusetts Building Authority Revenue	5.000%	5/1/38		2,000	2,214
University of Massachusetts Building Authority Revenue	5.000%	11/1/38		4,615	5,581
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		3,695	4,055
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		14,020	16,162
University of Massachusetts Building Authority Revenue	5.000%	11/1/40		15,045	17,618

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority Revenue	5.000%	11/1/44	8,365	9,602
University of Massachusetts Building Authority Revenue	4.000%	11/1/45	6,020	6,451
University of Massachusetts Building Authority Revenue	5.250%	11/1/47	5,000	6,121
University of Massachusetts Building Authority Revenue	5.000%	11/1/34	650	796
Worcester MA GO	4.000%	1/15/32	2,365	2,621
Worcester MA GO	4.000%	1/15/33	2,190	2,419
				2,027,336
Guam (0.3%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	2,285	2,495
Guam Power Authority Revenue	5.000%	10/1/20	500	517
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,103
Guam Power Authority Revenue	5.000%	10/1/25	720	808
Guam Power Authority Revenue	5.000%	10/1/31	300	330
				5,253
Puerto Rico (0.0%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	4	3
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	42	32
				35
Total Tax-Exempt Municipal Bonds (Cost $1,935,849)				2,032,624

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	96
Receivables for Investment Securities Sold	4,913
Receivables for Accrued Income	26,035
Receivables for Capital Shares Issued	1,218
Variation Margin Receivable—Futures Contracts	345
Other Assets	223
Total Other Assets	32,830
Liabilities
Payables for Investment Securities Purchased	(24,201)
Payables for Capital Shares Redeemed	(1,651)
Payables for Distributions	(1,214)
Payables to Vanguard	(845)
Variation Margin Payable—Futures Contracts	(272)
Total Liabilities	(28,183)
Net Assets (100%)
Applicable to 184,908,599 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,037,271
Net Asset Value Per Share	$11.02

Massachusetts Tax-Exempt Fund

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,941,977
Total Distributable Earnings (Loss)	95,294
Net Assets	2,037,271

•  See Note A in Notes to Financial Statements.

1     Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $9,695,000, representing 0.5% of net assets.

3     Securities with a value of $728,000 have been segregated as initial margin for open futures contracts.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	640	137,390	655

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(300)	(35,210)	(193)
10-Year U.S. Treasury Note	September 2019	(155)	(19,646)	(189)
Ultra Long U.S. Treasury Bond	September 2019	(7)	(1,230)	(32)
				(414)
				241

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	29,824
Total Income	29,824
Expenses
The Vanguard Group—Note B
Investment Advisory Services	136
Management and Administrative	967
Marketing and Distribution	106
Custodian Fees	5
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	1,218
Net Investment Income	28,606
Realized Net Gain (Loss)
Investment Securities Sold	6,022
Futures Contracts	(687)
Realized Net Gain (Loss)	5,335
Change in Unrealized Appreciation (Depreciation)
Investment Securities	94,661
Futures Contracts	259
Change in Unrealized Appreciation (Depreciation)	94,920
Net Increase (Decrease) in Net Assets Resulting from Operations	128,861

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,606	55,323
Realized Net Gain (Loss)	5,335	(6,491)
Change in Unrealized Appreciation (Depreciation)	94,920	(45,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,861	3,569
Distributions
Net Investment Income	(28,606)	(55,322)
Realized Capital Gain[1]	—	(42)
Total Distributions	(28,606)	(55,364)
Capital Share Transactions
Issued	326,281	555,088
Issued in Lieu of Cash Distributions	21,397	41,073
Redeemed	(215,474)	(449,316)
Net Increase (Decrease) from Capital Share Transactions	132,204	146,845
Total Increase (Decrease)	232,459	95,050
Net Assets
Beginning of Period	1,804,812	1,709,762
End of Period	2,037,271	1,804,812

1     Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $6,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.45	$10.74	$10.47	$10.87	$10.87	$10.27
Investment Operations
Net Investment Income	.163 [1]	.322 [1]	.316 [1]	.323	.334	.345
Net Realized and Unrealized Gain (Loss) on Investments	.570	(.290)	.324	(.383)	.067	.600
Total from Investment Operations	.733	.032	.640	(.060)	.401	.945
Distributions
Dividends from Net Investment Income	(.163)	(.322)	(.317)	(.323)	(.334)	(.345)
Distributions from Realized Capital Gains	—	(.000)[2]	(.053)	(.017)	(.067)	—
Total Distributions	(.163)	(.322)	(.370)	(.340)	(.401)	(.345)
Net Asset Value, End of Period	$11.02	$10.45	$10.74	$10.47	$10.87	$10.87

Total Return[3]	7.06%	0.31%	6.19%	-0.68%	3.77%	9.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,037	$1,805	$1,710	$1,459	$1,286	$1,148
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.05%	3.04%	2.96%	2.91%	3.09%	3.24%
Portfolio Turnover Rate	34%	33%	18%	25%	15%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Distribution was less than $.001 per share.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Massachusetts Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $96,000, representing 0.00% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Massachusetts Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	2,032,624	—
Futures Contracts—Assets[1]	345	—	—
Futures Contracts—Liabilities[1]	(272)	—	—
Total	73	2,032,624	—

1 Represents variation margin on the last day of the reporting period.

D.  As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,936,589
Gross Unrealized Appreciation	96,793
Gross Unrealized Depreciation	(517)
Net Unrealized Appreciation (Depreciation)	96,276

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $6,335,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended May 31, 2019, the fund purchased $460,001,000 of investment securities and sold $304,614,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $36,168,000 and $41,974,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Massachusetts Tax-Exempt Fund

F.  Capital shares issued and redeemed were:

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
	Shares (000)	Shares (000)
Issued	30,518	52,377
Issued in Lieu of Cash Distributions	1,988	3,885
Redeemed	(20,279)	(42,719)
Net Increase (Decrease) in Shares Outstanding	12,227	13,543

G.  Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.